Income Tax: (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax benefit based on Canadian tax rates	$ 2,506,275	$ 6,257,284	$ 6,058,396
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	623,387	474,459	218,882
Non-deductible expenses	(2,617,969)	(1,428,111)	(473,091)
Change in valuation allowance and other	$ (511,693)	$ (5,303,632)	$ (5,804,187)